Investments in Equity Securities - Schedule of Investments in Equity Securities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Total	$ 966,829
Equity Investments with Readily Determinable Fair Value [Member]
Schedule of Equity Method Investments [Line Items]
Total	486,696
Equity Investments without Readily Determinable Fair Value [Member]
Schedule of Equity Method Investments [Line Items]
Total	$ 480,133